                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.  Name and Address of issuer:

    Alliance Variable Products Series Fund, Inc.
    1345 Avenue of the Americas
    New York, New York  10105


2.  The name of each series or class of securities for which this
    Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
    list series or classes):                     /X/


3.  Investment Company Act File Number:
    811-05398

    Securities Act File Number:
    33-18647


4(a).    Last day of fiscal year for which this Form is filed:
         December 31, 1997

4(b)./ / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c)./ / Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

    (i)  Aggregate sale price of securities
         sold during the fiscal year pursuant
         to section 24(f):                                  $-0-*

    (ii) Aggregate price of securities redeemed
         or repurchased during the fiscal year:             $-0-*

    (iii)Aggregate price of securities redeemed
         or repurchased during any prior fiscal
         year ending no earlier than October 11,
         1995 that were not previously used to
         reduce registration fees payable to the
         Commission:                                         $-0-

    (iv) Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                       $-0-

    (v)  Net sales - if Item 5(i) is greater
         than Item 5(iv) [subtract Item 5(iv)
         from Item 5(i)]:                                    $-0-

    (vi) Redemption credits available for use
         in future years - if Item 5(i) is less
         than Item 5(iv) [subtract Item 5(iv)
         from Item 5(i)]:                                    $-0-

    (vii)Multiplier for determining registration
         fee (See Instruction C.9):                    x  .000295

    (viii)Registration fee due [multiply
         Item 5(v) by Item 5(vii)] (enter 0 if no
         fee is due):                                      = $-0-

____________________

* For purposes of this Form 24f-2, the aggregate sale price of securities sold and securities redeemed or repurchased during the fiscal year are $-0- and $-0-, respectively, because the issuer sells all of its securities to unmanaged separate accounts that issue interests therein that are registered under the Securities Act of 1933 and on which registration fees have been or will be paid. (See, Instruction C.3. to Form 24f-2.) During its most recently completed fiscal year, the issuer sold in the aggregate $1,078,633,861 worth of shares (including shares issued pursuant to dividend reinvestment plans) and redeemed in the aggregate $433,676,421 worth of shares.

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:-0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.


7.  Interest due - if this Form is being filed more than
    90 days after the end of the issuers fiscal year (see
    Instruction D):                                           N/A


8.  Total of the amount of the registration fee due plus
    any interest due [line 5(viii) plus line 7]:            =$-0-


9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

    Method of Delivery:

                   / /  Wire Transfer
                   / /  Mail or other means


                           Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*      \s\ Andrew L. Gangolf
                                   Andrew L. Gangolf
                                   Assistant Secretary


Date:  March 11, 1998

*Please print the name and title of the signing officer below the signature.





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